Mine restoration provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Provisions [Abstract]
Disclosure of other provisions
The following table shows the movement in the provision for mine restoration provisions:

	2021	2020
	$	$

Balance, beginning of year	104,282	75,419
Reclamation spending at continuing operations	(343)	(425)
Accretion expense	1,438	917
Change in obligation	12,484	28,371
Liabilities associated with assets sold	(580)	—
Balance, end of year	117,281	104,282
Less: current portion	(734)	—
	116,547	104,282